Label	Element	Value
Pantoprazole Settlement Agreement Amount	teva_PantoprazoleSettlementAgreementAmount	$ 1,600
Annual Sales of Niaspan	teva_AnnualSalesOfNiaspan	1,100
Annual Sales of Niaspan	teva_AnnualSalesOfNiaspan	416
ProvigilLegalSettlementPayment	teva_ProvigilLegalSettlementPayment	$ 282
CivilPenaltyForEachAllegedlyFalseClaimSubmittedRange	teva_Civilpenaltyforeachallegedlyfalseclaimsubmittedrange	Under the federal False Claims Act, the government (or relators who pursue the claims without the participation of the government in the case) may seek to recover up to three times the amount of damages in addition to a civil penalty of $5,500 to $11,000 for each allegedly false claim submitted to the government for payment.
Annual Sales Of Aggrenox	teva_AnnualSalesOfAggrenox	$ 340
Annual Sales Of Aggrenox	teva_AnnualSalesOfAggrenox	455
Annual Sales Of Actos	teva_AnnualSalesOfActos	2,800
Annual Sales Of Actos	teva_AnnualSalesOfActos	3,700
Carrying value	us-gaap_FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisAssetValue	(347)
Annual Sales of Solodyn	teva_AnnualSalesOfSolodyn	380
Annual Sales of Solodyn	teva_AnnualSalesOfSolodyn	765
Ciprofloxacin Plaintiffs Proposed Settlement With Bayer	teva_CiprofloxacinPlaintiffsProposedSettlementWithBayer	500
Ciprofloxacin Plaintiffs Proposed Settlement With Bayer	teva_CiprofloxacinPlaintiffsProposedSettlementWithBayer	74
Cephalon Losses Resulting From The Promotion and Prescription of Actiq	teva_CephalonLossesResultingFromPromotionAndPrescriptionOfActiq	700
FTC Settelement Charge	teva_Ftcsettelementcharge	398
Annual Sales of Effexor	teva_AnnualSalesOfEffexor	2,600
Annual Sales Of Wellbutrin	teva_AnnualSalesOfWellbutrin	1,000
Compensatory Damages For The State of Illonois	teva_CompensatoryDamagesForStateOfIllonois	100
Annual sales of Provigil	teva_AnnualSalesOfProvigil	1,000
Annual sales of Provigil	teva_AnnualSalesOfProvigil	230
Annual sales of Provigil	teva_AnnualSalesOfProvigil	500
Pantoprazole Insurance Coverage	teva_PantoprazoleInsuranceCoverage	145
Provigi lLegal Settlement	teva_ProvigilLegalSettlement	512
Pantoprazole Insurance Recovery	teva_PantoprazoleInsuranceRecovery	258
Nexium Settlement Payment	teva_NexiumSettlementPayment	24
Annual Sales of Lamictal	teva_AnnualSalesOfLamictal	2,300
Annual Sales of Lamictal	teva_AnnualSalesOfLamictal	950
Annual Sales of Nexium	teva_AnnualSalesOfNexium	6,000
Annual Sales of Nexium	teva_AnnualSalesOfNexium	6,300
Wyeths Protonix Settlement Payment To Date	teva_WyethsProtonixSettlementPaymentToDate	1,600
Monetary Relief Payment Settelement Fund	teva_Monetaryreliefpaymentsettelementfund	1,200
Annual Sales Of Actoplus	teva_AnnualSalesOfActoplus	430
Annual Sales Of Actoplus	teva_AnnualSalesOfActoplus	$ 500